Amplify CWP International Enhanced Dividend Income ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Communication Services - 8.9%
Nintendo Co. Ltd. - ADR	327,560	$7,867,991
Sea Ltd. - ADR (a)	36,733	5,875,076
Tencent Holdings Ltd. - ADR	93,605	6,037,523
Tencent Music Entertainment Group - ADR	240,258	4,682,628
Vodafone Group PLC - ADR	313,863	3,345,780
		27,808,998

Consumer Discretionary - 9.8%
Alibaba Group Holding Ltd. - ADR	53,455	6,062,331
Coupang, Inc. (a)	165,077	4,945,707
Ferrari NV	11,466	5,626,825
MercadoLibre, Inc. (a)	2,386	6,236,121
Sony Group Corp. - ADR (b)	296,354	7,714,095
		30,585,079

Consumer Staples - 4.4%
Philip Morris International, Inc.	52,367	9,537,602
Unilever PLC - ADR	67,694	4,140,842
		13,678,444

Energy - 9.1%
Cameco Corp.	129,130	9,585,320
Canadian Natural Resources Ltd.	184,685	5,799,109
Enbridge, Inc.	134,095	6,077,185
Petroleo Brasileiro SA - Petrobras - ADR (c)	255,950	3,201,934
TotalEnergies SE - ADR	37,809	2,321,095
YPF SA - ADR (a)(b)	46,847	1,473,338
		28,457,981

Financials - 22.9%
Banco Bilbao Vizcaya Argentaria SA - ADR	505,420	7,768,305
Banco de Chile - ADR	109,563	3,332,906
Banco Macro SA - ADR	21,802	1,530,718
Banco Santander SA - ADR	379,886	3,153,054
Barclays PLC - ADR (c)	505,937	9,405,369
Deutsche Bank AG	114,888	3,363,921
Grupo Cibest SA - ADR	216,218	9,987,109
Grupo Financiero Galicia SA - ADR	30,745	1,549,241
ICICI Bank Ltd. - ADR	276,153	9,289,787
Mitsubishi UFJ Financial Group, Inc. - ADR (b)	810,026	11,113,557
NU Holdings Ltd./Cayman Islands - Class A (a)(c)	123,968	1,700,841
Sumitomo Mitsui Financial Group, Inc. - ADR	597,575	9,029,358
		71,224,166

Health Care - 6.4%
AstraZeneca PLC - ADR	84,314	5,891,862
Novartis AG - ADR	90,385	10,937,489
Novo Nordisk AS - ADR	45,286	3,125,640
		19,954,991

Industrials - 13.0%
Airbus SE - ADR (b)	60,328	3,158,774
Embraer SA - ADR	201,250	11,453,137
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	21,902	2,310,661
Grupo Aeroportuario del Pacifico SAB de CV - ADR	9,624	2,209,863
RELX PLC - ADR	170,087	9,242,528
Siemens AG - ADR (b)	94,912	12,231,309
		40,606,272

Information Technology - 9.8%
ASML Holding NV	7,486	5,999,206
SAP SE - ADR (b)	41,905	12,743,311
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	51,950	11,766,156
		30,508,673

Materials - 6.3%
Agnico Eagle Mines Ltd.	74,959	8,914,874
Southern Copper Corp.	44,174	4,469,117
Wheaton Precious Metals Corp.	69,894	6,276,481
		19,660,472

Real Estate - 0.5%
IRSA Inversiones y Representaciones SA - ADR	111,735	1,556,469

Utilities - 5.4%
Enel SpA - ADR (b)	323,014	3,062,172
Korea Electric Power Corp. - ADR (b)	203,428	2,896,815
RWE AG - ADR (b)	255,218	10,701,291
		16,660,278
TOTAL COMMON STOCKS (Cost $256,026,255)		300,701,823

AFFILIATED EXCHANGE TRADED FUNDS - 0.9%	Shares	Value
Amplify Samsung SOFR ETF (d)	27,632	2,767,897
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $2,771,891)		2,767,897

SHORT-TERM INVESTMENTS - 11.6%		Value
Investments Purchased with Proceeds from Securities Lending - 9.2%	Shares
First American Government Obligations Fund - Class X, 4.25% (e)	28,752,954	28,752,954

Money Market Funds - 2.4%	Shares
Invesco Government & Agency Portfolio - Institutional Class, 4.26% (e)	7,449,232	7,449,232
TOTAL SHORT-TERM INVESTMENTS (Cost $36,202,186)		36,202,186

TOTAL INVESTMENTS - 109.0% (Cost $295,000,332)		339,671,906
Liabilities in Excess of Other Assets - (9.0)%		(28,059,307)
TOTAL NET ASSETS - 100.0%		$311,612,599
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $27,855,783.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Security Name	Value at September 30, 2024	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at June 30, 2025	Ending Shares
Amplify Samsung SOFR ETF	1,383,036	1,449,483	(61,043)	139	(3,718)	62,174	2,767,897	27,632
	$ 1,383,036	$ 1,449,483	$ (61,043)	$ 139	$ (3,718)	$ 62,174	$ 2,767,897	27,632

Amplify CWP International Enhanced Dividend Income ETF
Schedule of Written Options
June 30, 2025 (Unaudited)

WRITTEN OPTIONS - (0.1)%	Notional Amount	Contracts	Value
Call Options - (0.1)% (a)(b)
Barclays PLC, Expiration: 07/18/2025; Exercise Price: $20.00	$(1,394,250)	(750)	$(24,375)
NU Holdings Ltd./Cayman Islands, Expiration: 07/03/2025; Exercise Price: $11.50	(1,029,000)	(750)	(185,250)
Petroleo Brasileiro SA - Petrobras, Expiration: 07/03/2025; Exercise Price: $12.50	(1,000,800)	(800)	(12,400)
TOTAL WRITTEN OPTIONS (Premiums received $115,950)			$(222,025)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Amplify CWP International Enhanced Dividend Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	300,701,823	–	–	300,701,823
Affiliated Exchange Traded Funds	2,767,897	–	–	2,767,897
Investments Purchased with Proceeds from Securities Lending	28,752,954	–	–	28,752,954
Money Market Funds	7,449,232	–	–	7,449,232
Total Investments	339,671,906	–	–	339,671,906

Liabilities:
Investments:
Written Options	–	(222,025)	–	(222,025)
Total Investments	–	(222,025)	–	(222,025)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity. As of June 30, 2025, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent